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                                              Rule 497(d)
                                              Reg. No. 333-37116



                              National Equity Trust
                      Forbes Comm Tech Index Trust Series 2

                Supplement to Prospectus dated September 5, 2000

Revised deferred sales charge schedule:

DEFERRED SALES CHARGE DEDUCTION DATES: $1.75 per 1,000 per month payable on the 1st day of each month from October 1, 2000 through July 1, 2001.